American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 91.44% Bonds & notes of governments & government agencies outside the U.S. 70.27%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD350	$324
Abu Dhabi (Emirate of) 1.70% 3/2/2031	4,200	3,618
Abu Dhabi (Emirate of) 3.125% 9/30/2049	9,447	6,471
Abu Dhabi (Emirate of) 5.50% 4/30/2054[1]	4,225	4,244
Abu Dhabi (Emirate of) 5.50% 4/30/2054	2,300	2,310
Albania (Republic of) 5.90% 6/9/2028	EUR4,140	4,690
Albania (Republic of) 5.90% 6/9/2028	1,800	2,039
Albania (Republic of) 4.75% 2/14/2035	10,200	10,663
Angola (Republic of) 8.25% 5/9/2028	USD2,250	2,100
Angola (Republic of) 8.00% 11/26/2029	3,840	3,414
Angola (Republic of) 8.00% 11/26/2029[1]	1,500	1,334
Angola (Republic of) 8.75% 4/14/2032	10,675	9,200
Angola (Republic of) 8.75% 4/14/2032[1]	500	431
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	14,995	10,984
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[2]	5,841	3,664
Argentine Republic 0% 12/15/2035	600	21
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[2]	1,715	995
Asian Development Bank 6.20% 10/6/2026	INR230,400	2,692
Azerbaijan (Republic of) 3.50% 9/1/2032	USD1,610	1,414
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[1]	4,990	5,091
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	250	255
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR1,380	1,417
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	USD1,990	2,008
Brazil (Federative Republic of) 0% 7/1/2025	BRL6,573	1,114
Brazil (Federative Republic of) 0% 1/1/2026	35,100	5,531
Brazil (Federative Republic of) 10.00% 1/1/2027	34,163	5,573
Brazil (Federative Republic of) 0% 7/1/2027	240,700	30,939
Brazil (Federative Republic of) 10.00% 1/1/2029	352,159	53,907
Brazil (Federative Republic of) 0% 1/1/2030	188,600	17,206
Brazil (Federative Republic of) 3.875% 6/12/2030	USD1,300	1,204
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL160,086	23,072
Brazil (Federative Republic of) 6.00% 8/15/2032[3]	37,409	5,927
Brazil (Federative Republic of) 10.00% 1/1/2033	246,468	34,045
Brazil (Federative Republic of) 6.125% 3/15/2034	USD1,800	1,754
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL167,500	22,312
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	4,476	681
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	206,804	30,572
Bulgaria (Republic of) 5.00% 3/5/2037	USD1,442	1,396
Chile (Republic of) 2.30% 10/1/2028	CLP765,000	726
Chile (Republic of) 4.85% 1/22/2029	USD1,345	1,356
Chile (Republic of) 1.90% 9/1/2030[3]	CLP7,236,168	7,392
Chile (Republic of) 6.00% 4/1/2033	340,000	362
Chile (Republic of) 4.95% 1/5/2036	USD800	777
Chile (Republic of) 5.30% 11/1/2037	CLP1,710,000	1,739
Chile (Republic of) 3.10% 5/7/2041	USD2,150	1,584
Chile (Republic of) 4.34% 3/7/2042	3,785	3,257
American Funds Emerging Markets Bond Fund — Page 1 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Chile (Republic of) 4.00% 1/31/2052	USD200	$152
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	CNY8,000	1,177
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	16,050	2,321
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	16,000	2,347
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	105,070	15,056
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	50,000	7,111
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	20,670	3,547
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	20,500	3,408
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	15,940	2,683
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	3,350	495
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	2,590	370
Colombia (Republic of) 4.50% 3/15/2029	USD241	228
Colombia (Republic of) 7.00% 3/26/2031	COP5,102,400	984
Colombia (Republic of) 3.125% 4/15/2031	USD1,511	1,226
Colombia (Republic of) 3.25% 4/22/2032	1,053	821
Colombia (Republic of) 8.00% 4/20/2033	4,560	4,694
Colombia (Republic of) 7.50% 2/2/2034	8,910	8,836
Colombia (Republic of) 8.00% 11/14/2035	5,380	5,418
Colombia (Republic of) 7.75% 11/7/2036	6,415	6,237
Colombia (Republic of) 5.625% 2/26/2044	261	195
Colombia (Republic of) 5.00% 6/15/2045	2,635	1,777
Colombia (Republic of) 11.50% 7/25/2046	COP4,232,300	898
Colombia (Republic of) 5.20% 5/15/2049	USD2,600	1,738
Colombia (Republic of) 4.125% 5/15/2051	3,930	2,239
Colombia (Republic of) 8.75% 11/14/2053	2,100	2,091
Colombia (Republic of) 8.375% 11/7/2054	6,800	6,511
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP86,127,500	16,603
Colombia (Republic of), Series B, 13.25% 2/9/2033	29,958,000	7,575
Colombia (Republic of), Series B, 7.25% 10/18/2034	31,338,800	5,452
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[3]	52,412	3,834
Colombia (Republic of), Series B, 9.25% 5/28/2042	44,840,500	8,139
Colombia (Republic of), Series B, 7.25% 10/26/2050	135,521,100	18,820
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR1,380	1,425
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	2,630	2,674
Cote d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,774
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	5,900	5,646
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	970	928
Cote d’Ivoire (Republic of) 8.075% 4/1/2036[1]	USD3,800	3,647
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	EUR8,200	7,466
Czech Republic 1.00% 6/26/2026	CZK9,070	382
Czech Republic 2.50% 8/25/2028	94,880	3,971
Czech Republic 0.95% 5/15/2030	334,350	12,597
Czech Republic 1.20% 3/13/2031	90,750	3,380
Czech Republic 1.75% 6/23/2032	10,300	384
Czech Republic 4.90% 4/14/2034	168,720	7,706
Czech Republic 3.50% 5/30/2035	48,850	1,990
Czech Republic 1.95% 7/30/2037	67,740	2,255
Czech Republic 1.50% 4/24/2040	80,400	2,357
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT613,500	1,161
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	522,000	988
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	868,500	1,645
Development Bank of Kazakhstan JSC 13.00% 4/15/2027	400,000	758
Development Bank of Kazakhstan JSC 13.489% 5/23/2028	122,000	228
Dominican Republic 5.95% 1/25/2027[1]	USD1,450	1,458
Dominican Republic 5.50% 2/22/2029[1]	1,420	1,401
American Funds Emerging Markets Bond Fund — Page 2 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.50% 2/22/2029	USD500	$493
Dominican Republic 4.50% 1/30/2030[1]	1,588	1,489
Dominican Republic 4.50% 1/30/2030	700	656
Dominican Republic 7.05% 2/3/2031[1]	665	689
Dominican Republic 5.875% 1/30/2060	2,835	2,399
Dominican Republic 5.875% 1/30/2060[1]	1,342	1,136
Dua Capital, Ltd. 2.78% 5/11/2031	7,570	6,734
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP159,975	3,331
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,025	1,899
Egypt (Arab Republic of) 24.458% 10/1/2027	EGP410,600	8,506
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	USD2,528	2,385
Egypt (Arab Republic of) 6.588% 2/21/2028	2,155	2,033
Egypt (Arab Republic of) 7.60% 3/1/2029	880	841
Egypt (Arab Republic of) 8.625% 2/4/2030[1]	3,400	3,294
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,000	917
Egypt (Arab Republic of) 5.875% 2/16/2031	USD3,455	2,846
Egypt (Arab Republic of) 7.053% 1/15/2032	2,759	2,332
Egypt (Arab Republic of) 7.625% 5/29/2032	7,130	6,170
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	575	498
Egypt (Arab Republic of) 9.45% 2/4/2033[1]	3,235	3,057
Egypt (Arab Republic of) 7.30% 9/30/2033	485	401
Egypt (Arab Republic of) 8.50% 1/31/2047	5,850	4,445
Egypt (Arab Republic of) 7.903% 2/21/2048	2,001	1,435
Egypt (Arab Republic of) 8.70% 3/1/2049	6,240	4,790
Egypt (Arab Republic of) 8.875% 5/29/2050	660	513
Egypt (Arab Republic of) 8.75% 9/30/2051	880	676
Egypt (Arab Republic of) 8.15% 11/20/2059	9,855	7,061
Egypt (Arab Republic of) 8.15% 11/20/2059[1]	1,300	931
Egypt (Arab Republic of) 7.50% 2/16/2061	7,270	4,871
European Bank for Reconstruction and Development 6.30% 10/26/2027	INR167,000	1,940
European Bank for Reconstruction and Development 6.25% 4/11/2028	137,900	1,604
European Bank for Reconstruction and Development 6.75% 3/14/2031	7,000	82
European Bank for Reconstruction and Development 6.75% 1/13/2032	77,100	907
European Investment Bank 6.95% 3/1/2029	205,000	2,416
European Investment Bank 6.95% 3/1/2029	163,400	1,926
European Investment Bank 7.40% 10/23/2033	192,000	2,346
Export-Import Bank of India 3.25% 1/15/2030	USD1,000	928
Export-Import Bank of India 5.50% 1/18/2033	3,100	3,155
Export-Import Bank of Korea 8.00% 10/16/2028	INR391,200	4,668
Export-Import Bank of Korea 7.40% 2/5/2030	34,100	399
Export-Import Bank of Korea 8.10% 10/16/2030	148,900	1,807
Export-Import Bank of Thailand 5.354% 5/16/2029	USD4,300	4,429
Gabonese Republic 6.95% 6/16/2025	1,800	1,790
Gabonese Republic 6.625% 2/6/2031	6,933	5,437
Gabonese Republic 6.625% 2/6/2031[1]	400	314
Gabonese Republic 7.00% 11/24/2031	13,100	10,258
Gabonese Republic 7.00% 11/24/2031[1]	1,820	1,425
Gaci First Investment Co. 5.00% 10/13/2027	200	201
Georgia (Republic of) 2.75% 4/22/2026[1]	1,975	1,892
Honduras (Republic of) 6.25% 1/19/2027	10,864	10,736
Honduras (Republic of) 6.25% 1/19/2027[1]	263	260
Honduras (Republic of) 5.625% 6/24/2030	8,915	8,041
Honduras (Republic of) 5.625% 6/24/2030[1]	1,255	1,132
Hungary, 4.50% 3/23/2028	HUF370,000	936
Hungary, 6.125% 5/22/2028[1]	USD1,770	1,819
American Funds Emerging Markets Bond Fund — Page 3 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungary, 2.125% 9/22/2031	USD810	$659
Hungary, 6.25% 9/22/2032[1]	1,000	1,032
Hungary, 5.50% 6/16/2034	1,000	969
Hungary, 5.50% 3/26/2036[1]	5,565	5,331
Hungary, 5.50% 3/26/2036	1,900	1,820
Hungary, Series B, 5.50% 6/24/2025	HUF1,096,900	2,937
Hungary, Series C, 1.00% 11/26/2025	947,430	2,458
Hungary, Series H, 9.50% 10/21/2026	690,000	1,935
Hungary, Series A, 6.75% 10/22/2028	1,305,380	3,507
Hungary, Series A, 2.00% 5/23/2029	1,978,890	4,422
Hungary, Series Y, 4.00% 7/25/2029	EUR670	739
Hungary, Series A, 3.25% 10/22/2031	HUF931,890	2,031
Hungary, Series A, 4.75% 11/24/2032	431,390	1,006
Hungary, Series Y, 4.50% 6/16/2034	EUR3,235	3,418
Hungary, Series Y, 4.875% 3/22/2040	1,275	1,326
India (Republic of) 7.10% 4/18/2029	INR99,000	1,184
India (Republic of) 6.54% 1/17/2032	867,940	10,172
India (Republic of) 7.18% 8/14/2033	628,000	7,613
India (Republic of) 7.10% 4/8/2034	200,000	2,415
India (Republic of) 7.18% 7/24/2037	1,509,560	18,441
India (Republic of) 6.92% 11/18/2039	443,000	5,318
India (Republic of) 7.06% 10/10/2046	50,000	603
India (Republic of) 7.72% 6/15/2049	235,400	3,038
India (Republic of) 7.16% 9/20/2050	262,000	3,183
India (Republic of) 6.67% 12/17/2050	177,380	2,025
India (Republic of) 7.30% 6/19/2053	2,758,390	33,928
India (Republic of) 7.09% 8/5/2054	1,512,270	18,166
Indonesia (Republic of) 3.50% 1/11/2028	USD1,400	1,362
Indonesia (Republic of) 4.10% 4/24/2028	1,000	988
Indonesia (Republic of) 4.65% 9/20/2032	2,040	1,982
Indonesia (Republic of) 7.125% 6/15/2043	IDR8,663,000	517
Indonesia (Republic of), Series 86, 5.50% 4/15/2026	12,700,000	759
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY300,000	1,987
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR44,769,000	2,658
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	38,968,000	2,330
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	29,135,000	1,892
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	27,700,000	1,682
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	4,063,000	258
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	244,231,000	14,403
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	1,864
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	408,944,000	23,777
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	100,000,000	6,175
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	410,069,000	24,590
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	19,400,000	1,134
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	695,180,000	40,721
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	69,666,000	4,303
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	28,200,000	1,683
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD260	262
Inter-American Development Bank 5.10% 11/17/2026	IDR9,830,000	581
Inter-American Development Bank 7.00% 1/25/2029	INR441,000	5,198
Inter-American Development Bank 7.00% 4/17/2033	730,000	8,708
International Bank for Reconstruction and Development 6.75% 9/8/2027	200,000	2,350
International Bank for Reconstruction and Development 6.25% 1/12/2028	IDR9,700,000	583
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR297,000	3,504
International Bank for Reconstruction and Development 6.05% 2/9/2029	195,500	2,241
American Funds Emerging Markets Bond Fund — Page 4 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
International Bank for Reconstruction and Development 6.75% 7/13/2029	INR614,600	$7,208
International Finance Corp. 7.10% 3/21/2031	134,810	1,604
Israel (State of) 2.875% 3/16/2026	USD373	367
Israel (State of) 5.375% 2/19/2030	7,010	7,066
Israel (State of) 2.75% 7/3/2030	1,650	1,458
Israel (State of) 4.50% 1/17/2033	4,355	4,070
Israel (State of) 5.50% 3/12/2034	14,344	14,287
Israel (State of) 5.75% 3/12/2054	210	193
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026	2,300	2,296
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	2,000	2,005
Kenya (Republic of) 9.50% 3/5/2036[1]	5,225	4,799
Khazanah Capital, Ltd. 4.876% 6/1/2033	3,500	3,438
Khazanah Capital, Ltd. 4.759% 9/5/2034	2,000	1,949
Khazanah Global Sukuk Berhad 4.687% 6/1/2028	500	501
Malaysia (Federation of), Series 0115, 3.955% 9/15/2025	MYR4,200	950
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	34,300	7,818
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	21,479	4,973
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	77,754	17,747
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	51,470	10,943
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	7,201	1,609
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	22,130	5,009
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	77,200	18,081
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	11,925	2,920
Malaysia (Federation of), Series 0121, 3.447% 7/15/2036	7,675	1,673
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	8,842	2,160
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	52,620	13,070
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	20,000	4,422
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	699	167
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	14,900	3,442
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	2,448	598
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	18,166	4,053
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	2,352	634
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	2,800	663
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	19,841	4,575
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD2,700	2,786
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	200	186
Morocco (Kingdom of) 5.95% 3/8/2028[1]	1,225	1,246
Morocco (Kingdom of) 3.875% 4/2/2029	EUR12,940	13,961
Morocco (Kingdom of) 4.75% 4/2/2035	9,910	10,642
Mozambique (Republic of) 9.00% 9/15/2031	USD13,180	10,826
Namibia (Republic of) 5.25% 10/29/2025	3,900	3,868
Nigeria (Republic of) 18.50% 2/21/2031	NGN11,286,221	7,171
Nigeria (Republic of) 7.875% 2/16/2032	USD6,830	6,085
Nigeria (Republic of) 7.696% 2/23/2038	5,050	4,094
Nigeria (Republic of) 8.25% 9/28/2051	1,295	1,016
Oman (Sultanate of) 5.625% 1/17/2028	1,000	1,008
Oman (Sultanate of) 6.00% 8/1/2029	2,900	2,980
Oman (Sultanate of) 4.875% 6/15/2030[1]	800	797
Oman (Sultanate of) 6.25% 1/25/2031	1,300	1,353
Oman (Sultanate of) 6.75% 1/17/2048	5,950	6,159
Pakistan (Islamic Republic of) 6.00% 4/8/2026	400	380
Panama (Republic of) 3.16% 1/23/2030	1,500	1,312
Panama (Republic of) 6.375% 7/25/2033[1]	4,800	4,456
Panama (Republic of) 6.875% 1/31/2036	2,931	2,826
Panama (Republic of) 8.00% 3/1/2038	11,199	11,563
American Funds Emerging Markets Bond Fund — Page 5 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 4.50% 5/15/2047	USD1,350	$892
Panama (Republic of) 4.50% 4/16/2050	8,400	5,363
Panama (Republic of) 4.30% 4/29/2053	820	502
Panama (Republic of) 6.853% 3/28/2054	1,200	1,053
Panama (Republic of) 4.50% 4/1/2056	7,013	4,293
Panama (Republic of) 7.875% 3/1/2057	1,285	1,264
Panama (Republic of) 3.87% 7/23/2060	7,456	4,019
Panama (Republic of) 4.50% 1/19/2063	4,604	2,812
Paraguay (Republic of) 5.00% 4/15/2026	46	46
Paraguay (Republic of) 4.95% 4/28/2031	1,830	1,777
Paraguay (Republic of) 5.60% 3/13/2048[1]	2,432	2,148
Peru (Republic of) 6.15% 8/12/2032	PEN6,752	1,846
Peru (Republic of) 8.75% 11/21/2033	USD4,180	5,083
Peru (Republic of) 3.00% 1/15/2034	840	699
Peru (Republic of) 5.40% 8/12/2034	PEN4,899	1,215
Peru (Republic of) 5.40% 8/12/2034	39	10
Peru (Republic of) 7.60% 8/12/2039	1,664	468
Peru (Republic of) 3.55% 3/10/2051	USD2,600	1,794
Peru (Republic of) 5.875% 8/8/2054	220	214
Peru (Republic of) 2.78% 12/1/2060	1,665	909
Peru (Republic of) 3.60% 1/15/2072	200	124
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,200	1,133
PETRONAS Capital, Ltd. 3.50% 4/21/2030	800	755
PETRONAS Capital, Ltd. 4.95% 1/3/2031[1]	5,500	5,524
PETRONAS Capital, Ltd. 2.48% 1/28/2032	200	171
PETRONAS Capital, Ltd. 5.34% 4/3/2035[1]	2,000	2,015
PETRONAS Capital, Ltd. 4.50% 3/18/2045	200	172
PETRONAS Capital, Ltd. 3.404% 4/28/2061	250	164
Philippines (Republic of) 6.25% 2/28/2029	PHP160,355	2,848
Philippines (Republic of) 6.50% 5/19/2029	28,460	509
Philippines (Republic of) 5.609% 4/13/2033	USD2,400	2,475
Philippines (Republic of) 3.95% 1/20/2040	4,750	4,042
Philippines (Republic of) 2.95% 5/5/2045	3,000	2,043
Philippines (Republic of) 5.95% 10/13/2047	1,000	1,038
Poland (Republic of) 5.75% 4/25/2029	PLN46,220	12,150
Poland (Republic of) 4.75% 7/25/2029	32,370	8,194
Poland (Republic of) 4.875% 10/4/2033	USD2,545	2,509
Poland (Republic of) 5.125% 9/18/2034	300	298
Poland (Republic of) 5.00% 10/25/2034	PLN83,909	20,537
Poland (Republic of) 5.50% 3/18/2054	USD200	188
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	PLN82,188	20,677
Poland (Republic of), Series 0728, 7.50% 7/25/2028	7,500	2,072
Poland (Republic of), Series 1030, 1.25% 10/25/2030	47,452	9,881
Poland (Republic of), Series 0432, 1.75% 4/25/2032	23,274	4,710
Poland (Republic of), Series 1033, 6.00% 10/25/2033	200,955	53,073
Qatar (State of) 6.40% 1/20/2040	USD680	768
Qatar (State of) 4.40% 4/16/2050[1]	250	215
Romania 3.65% 7/28/2025	RON6,880	1,483
Romania 2.10% 10/8/2027	JPY900,000	5,918
Romania 8.75% 10/30/2028	RON3,860	879
Romania 5.00% 2/12/2029	8,460	1,714
Romania 4.85% 7/25/2029	8,375	1,662
Romania 6.625% 9/27/2029	EUR4,700	5,454
Romania 1.75% 7/13/2030	5,900	5,340
Romania 5.375% 3/22/2031	5,186	5,564
American Funds Emerging Markets Bond Fund — Page 6 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 2.124% 7/16/2031	EUR2,300	$2,038
Romania 5.25% 5/30/2032	7,410	7,733
Romania 5.25% 5/30/2032	2,265	2,364
Romania 2.00% 4/14/2033	830	669
Romania 6.375% 1/30/2034[1]	USD3,704	3,579
Romania 6.375% 1/30/2034	1,144	1,105
Romania 3.75% 2/7/2034	EUR890	800
Romania 4.75% 10/11/2034	RON13,545	2,423
Romania 7.50% 2/10/2037[1]	USD1,130	1,151
Romania 5.625% 5/30/2037	EUR19,235	19,022
Romania 5.625% 5/30/2037	9,170	9,069
Romania 2.875% 4/13/2042	4,000	2,632
Romania 6.00% 9/24/2044	7,970	7,785
Romania 6.00% 9/24/2044	1,200	1,172
Romania 7.625% 1/17/2053[1]	USD200	200
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	1,800	1,773
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	1,100	1,106
Saudi Arabia (Kingdom of) 4.75% 1/18/2028	1,000	1,006
Saudi Arabia (Kingdom of) 5.375% 1/13/2031[1]	200	205
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[1]	3,178	3,142
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	808	799
Saudi Arabia (Kingdom of) 5.625% 1/13/2035[1]	3,785	3,893
Saudi Arabia (Kingdom of) 5.00% 1/18/2053	5,000	4,296
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	11,910	11,375
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	4,210	4,021
Senegal (Republic of) 4.75% 3/13/2028	EUR3,140	2,957
Senegal (Republic of) 4.75% 3/13/2028	2,960	2,788
Senegal (Republic of) 6.25% 5/23/2033	USD5,520	4,131
Senegal (Republic of) 5.375% 6/8/2037	EUR19,375	14,021
Senegal (Republic of) 5.375% 6/8/2037	1,000	724
Senegal (Republic of) 6.75% 3/13/2048	USD9,400	6,134
Serbia (Republic of) 6.50% 9/26/2033[1]	380	392
Sharjah (Emirate of) 4.625% 2/13/2032	EUR6,432	6,848
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[1]	USD3,475	3,431
Slovak Republic 3.75% 2/27/2040	EUR4,900	5,165
South Africa (Republic of) 4.30% 10/12/2028	USD3,100	2,926
South Africa (Republic of) 4.85% 9/30/2029	420	396
South Africa (Republic of) 5.875% 4/20/2032	4,900	4,664
South Africa (Republic of) 7.10% 11/19/2036[1]	2,700	2,621
South Africa (Republic of) 6.25% 3/8/2041	200	171
South Africa (Republic of) 5.375% 7/24/2044	1,525	1,140
South Africa (Republic of) 5.00% 10/12/2046	1,705	1,176
South Africa (Republic of) 5.65% 9/27/2047	1,055	781
South Africa (Republic of) 6.30% 6/22/2048	995	796
South Africa (Republic of) 5.75% 9/30/2049	1,500	1,106
South Africa (Republic of) 11.625% 3/31/2053	ZAR106,200	5,843
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	138,975	7,264
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	52,800	2,557
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	130,044	6,523
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	863,550	42,171
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	175,800	6,795
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	119,630	5,426
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	458,472	20,669
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	855,101	30,100
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	93,490	4,001
American Funds Emerging Markets Bond Fund — Page 7 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	ZAR307,180	$12,996
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,100,000	828
Thailand (Kingdom of) 3.85% 12/12/2025	THB33,348	996
Thailand (Kingdom of) 1.00% 6/17/2027	77,000	2,233
Thailand (Kingdom of) 2.00% 12/17/2031	77,400	2,301
Thailand (Kingdom of) 3.35% 6/17/2033	73,000	2,377
Thailand (Kingdom of) 1.60% 6/17/2035	41,249	1,159
Thailand (Kingdom of) 3.39% 6/17/2037	149,478	4,990
Thailand (Kingdom of) 2.00% 6/17/2042	70,307	1,954
Thailand (Kingdom of) 3.45% 6/17/2043	838,012	28,091
Thailand (Kingdom of) 4.675% 6/29/2044	22,013	858
Thailand (Kingdom of) 2.875% 6/17/2046	102,300	3,176
Thailand (Kingdom of) 3.15% 6/17/2050	24,548	788
Thailand (Kingdom of) 2.75% 6/17/2052	21,257	632
Thailand (Kingdom of) 4.00% 6/17/2055	126,366	4,692
Turkey (Republic of) 1.50% 6/18/2025[3]	TRY62,218	1,623
Turkey (Republic of) 36.00% 8/12/2026	297,610	7,197
Turkey (Republic of) 48.04% 6/16/2027[4]	180,975	4,631
Turkey (Republic of) 31.08% 11/8/2028	52,038	1,252
Turkey (Republic of) 6.50% 4/26/2030[1]	USD4,410	4,371
Turkey (Republic of) 9.125% 7/13/2030	1,400	1,528
Turkey (Republic of) 5.875% 6/26/2031	1,900	1,771
Turkey (Republic of) 7.125% 7/17/2032	4,490	4,413
Turkey (Republic of) 17.80% 7/13/2033	TRY19,700	321
Turkey (Republic of) 6.50% 9/20/2033	USD1,310	1,230
Turkey (Republic of) 6.50% 1/3/2035	845	787
Turkey (Republic of) 6.00% 1/14/2041	400	328
Turkey (Republic of) 6.625% 2/17/2045	895	753
Turkey (Republic of) 5.75% 5/11/2047	2,510	1,881
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY540,959	12,388
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD1,410	1,537
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY810,943	14,109
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD13,650	9,534
Ukraine 15.09% 2/4/2026	UAH15,544	330
Ukraine 15.20% 4/29/2026	15,740	334
Ukraine 15.10% 6/24/2026	11,551	242
United Mexican States 4.50% 12/4/2025[3]	MXN73,060	3,532
United Mexican States 8.50% 3/1/2029	42,000	2,028
United Mexican States 8.00% 5/24/2035	27,500	1,225
United Mexican States 4.50% 11/22/2035[3]	208,075	9,834
United Mexican States 4.50% 1/31/2050	USD1,517	1,093
United Mexican States 6.00% 5/13/2030	1,840	1,879
United Mexican States 2.659% 5/24/2031	1,400	1,181
United Mexican States 4.875% 5/19/2033	875	805
United Mexican States 6.35% 2/9/2035	3,880	3,896
United Mexican States 6.00% 5/7/2036	1,110	1,075
United Mexican States 6.875% 5/13/2037	2,360	2,420
United Mexican States 6.338% 5/4/2053	5,557	5,065
United Mexican States 6.40% 5/7/2054	3,500	3,202
United Mexican States 7.375% 5/13/2055	3,930	4,024
United Mexican States 3.771% 5/24/2061	5,861	3,424
United Mexican States 3.75% 4/19/2071	880	498
United Mexican States, Series M20, 8.50% 5/31/2029	MXN143,170	6,919
United Mexican States, Series M, 7.75% 5/29/2031	388,800	17,891
United Mexican States, Series S, 2.75% 11/27/2031[3]	88,285	3,771
American Funds Emerging Markets Bond Fund — Page 8 of 23

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 7.50% 5/26/2033	MXN275,690	$12,149
United Mexican States, Series M, 7.75% 11/23/2034	436,523	19,212
United Mexican States, Series M30, 10.00% 11/20/2036	23,040	1,180
United Mexican States, Series M30, 8.50% 11/18/2038	166,200	7,436
United Mexican States, Series M, 7.75% 11/13/2042	138,920	5,586
United Mexican States, Series M, 8.00% 11/7/2047	103,363	4,186
United Mexican States, Series M, 8.00% 7/31/2053	705,772	28,255
United Mexican States, Series S, 4.00% 10/29/2054[3]	359,567	14,835
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[5]	USD2,293	357
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[5]	2,257	407
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[5]	1,076	194
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[5]	562	108
Venezuela (Bolivarian Republic of) 7.00% 12/1/2028[5]	155	25
Venezuela (Bolivarian Republic of) 7.75% 10/13/2029[5]	3,170	529
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[5]	377	71
		2,055,020
Corporate bonds, notes & loans 18.12% Energy 5.29%
3R Lux SARL 9.75% 2/5/2031[1]	1,420	1,483
3R Lux SARL 9.75% 2/5/2031	598	625
Abu Dhabi Crude Oil Pipeline, LLC 3.65% 11/2/2029	845	808
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	10,350	9,292
Adnoc Murban RSC, Ltd. 5.125% 9/11/2054[1]	450	411
AI Candelaria (Spain) SA 7.50% 12/15/2028	283	285
AI Candelaria (Spain) SA 5.75% 6/15/2033	2,950	2,539
AI Candelaria (Spain) SA 5.75% 6/15/2033[1]	2,250	1,936
Borr IHC, Ltd. 10.375% 11/15/2030[1]	1,717	1,600
Borr IHC, Ltd. 10.375% 11/15/2030	571	532
Ecopetrol SA 8.625% 1/19/2029	200	212
Ecopetrol SA 4.625% 11/2/2031	590	492
Ecopetrol SA 8.875% 1/13/2033	2,280	2,355
Ecopetrol SA 8.375% 1/19/2036	700	682
Ecopetrol SA 5.875% 5/28/2045	457	321
EIG Pearl Holdings SARL 3.545% 8/31/2036	15,684	13,794
Empresa Nacional del Petroleo 5.95% 7/30/2034[1]	3,795	3,847
Empresa Nacional del Petroleo 5.95% 7/30/2034	300	304
FORESEA Holding SA 7.50% 6/15/2030	939	908
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	3,930	3,219
Galaxy Pipeline Assets Bidco, Ltd. 3.25% 9/30/2040	1,700	1,331
GeoPark, Ltd. 5.50% 1/17/2027	1,733	1,699
GeoPark, Ltd. 8.75% 1/31/2030[1]	3,640	3,447
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	4,740	4,805
Guara Norte SARL 5.198% 6/15/2034[1]	2,009	1,885
Guara Norte SARL 5.198% 6/15/2034	1,837	1,723
Modec Finance BV 7.84% 7/15/2026[6,7]	200	203
MV24 Capital BV 6.748% 6/1/2034	3,274	3,169
MV24 Capital BV 6.748% 6/1/2034[1]	1,294	1,253
NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	4,780	4,861
Oleoducto Central SA 4.00% 7/14/2027[1]	2,495	2,426
Oleoducto Central SA 4.00% 7/14/2027	1,300	1,264
Petroleos Mexicanos 6.875% 10/16/2025	2,498	2,496
Petroleos Mexicanos 6.875% 8/4/2026	984	979
Petroleos Mexicanos 7.47% 11/12/2026	MXN410,518	19,101
Petroleos Mexicanos 6.49% 1/23/2027	USD5,190	5,088
American Funds Emerging Markets Bond Fund — Page 9 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 5.35% 2/12/2028	USD935	$867
Petroleos Mexicanos 4.75% 2/26/2029	EUR1,000	995
Petroleos Mexicanos 8.75% 6/2/2029	USD1,400	1,400
Petroleos Mexicanos 6.84% 1/23/2030	5,850	5,366
Petroleos Mexicanos 5.95% 1/28/2031	11,150	9,449
Petroleos Mexicanos 6.70% 2/16/2032	8,530	7,502
Petroleos Mexicanos 6.625% 6/15/2035	1,200	960
Petroleos Mexicanos 6.375% 1/23/2045	1,250	843
Petroleos Mexicanos 7.69% 1/23/2050	3,350	2,515
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	700	704
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026[1]	500	503
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[1]	278	266
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027	200	192
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,228	1,136
Qatar Energy 3.125% 7/12/2041[1]	2,995	2,246
Qatar Energy 3.125% 7/12/2041	325	244
Qatar Energy 3.30% 7/12/2051[1]	2,710	1,873
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	200	202
Raizen Fuels Finance SA 6.70% 2/25/2037[1]	250	250
Reliance Industries, Ltd. 3.625% 1/12/2052	250	174
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	1,740	1,645
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	200	166
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	700	593
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	400	251
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	200	131
Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	3,020	3,155
Vista Energy Argentina S.A.U 7.625% 12/10/2035[1]	5,550	5,407
YPF SA 8.50% 6/27/2029	300	304
YPF SA 8.75% 9/11/2031[1]	1,100	1,131
YPF SA 8.25% 1/17/2034[1]	2,900	2,873
		154,718
Financials 3.24%
Banco de Bogota SA 6.25% 5/12/2026	605	608
Banco de Credito del Peru SA 3.125% 7/1/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.00% on 7/1/2025)[2]	485	482
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[2]	8,320	8,038
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	2,955	2,855
Bancolombia SA 8.625% 12/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.32% on 12/24/2029)[2]	2,435	2,576
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028[1]	1,500	1,489
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	900	893
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	6,856	6,356
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	2,250	2,203
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	2,370	2,360
BBVA Bancomer, SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	4,876	4,697
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,740	1,820
American Funds Emerging Markets Bond Fund — Page 10 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BBVA Bancomer, SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028)[2]	USD1,335	$1,270
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[1,2]	4,300	4,352
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	239
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	1,000	916
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	800	696
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[2]	1,900	2,165
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	250	275
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	3,100	3,306
IIFL Finance, Ltd. 8.75% 7/24/2028[1]	4,490	4,498
Itau Unibanco Holding SA 6.00% 2/27/2030[1]	4,005	4,093
Itau Unibanco Holding SA 3.875% 4/15/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.446% on 4/15/2026)[2]	580	574
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	11,400	11,061
Kookmin Bank 5.375% 5/8/2027[1]	980	1,001
Manappuram Finance, Ltd. 7.375% 5/12/2028	7,700	7,757
Muangthai Capital PCL 6.875% 9/30/2028	4,500	4,547
NongHyup Bank 4.875% 7/3/2028[1]	1,395	1,414
Power Finance Corp., Ltd. 3.90% 9/16/2029	500	478
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	1,250	1,252
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	7,600	7,215
Simpar Europe SA 5.20% 1/26/2031	200	158
Standard Chartered PLC 6.228% 1/21/2036 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.43% on 1/21/2035)[1,2]	775	806
Vigorous Champion International, Ltd. 4.25% 5/28/2029	750	733
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	500	450
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	883
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	400	315
		94,831
Utilities 2.95%
Aegea Finance SARL 9.00% 1/20/2031[1]	1,845	1,941
Aegea Finance SARL 9.00% 1/20/2031	500	526
AES Andes SA, junior subordinated, 8.15% 6/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.835% on 6/10/2030)[1,2]	1,370	1,418
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	3,591	3,208
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	1,517	1,355
Alfa Desarrollo SpA 4.55% 9/27/2051	3,481	2,674
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	1,107	850
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	4,500	4,588
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[1]	735	749
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035[1]	4,860	4,863
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[1]	2,423	2,489
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	1,674	1,720
China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[2]	801	811
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,859	5,709
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP16,026,000	3,501
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	1,400,000	306
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	USD1,602	1,463
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	183
American Funds Emerging Markets Bond Fund — Page 11 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enfragen Energia Sur SA 5.375% 12/30/2030	USD8,744	$7,733
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	1,600	1,570
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	510	500
Greenko Dutch BV 3.85% 3/29/2026[1]	4,246	4,123
Greenko Dutch BV 3.85% 3/29/2026	3,047	2,959
Instituto Costarricense de Electricidad 6.75% 10/7/2031	570	580
Interchile SA 4.50% 6/30/2056	460	369
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	920	884
Kallpa Generacion SA 5.875% 1/30/2032[1]	200	205
Light Energia SA 4.375% 6/18/2026	798	750
Light Servicos De Eletricidade S A 4.21% 12/19/2032	354	181
Light Servicos De Eletricidade S A 2.26% PIK 12/19/2037[8]	147	35
Minejesa Capital BV 4.625% 8/10/2030	1,816	1,771
Minejesa Capital BV 5.625% 8/10/2037	700	659
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	665	701
Niagara Energy S.A.C. 5.746% 10/3/2034	700	693
Saavi Energia SARL 8.875% 2/10/2035[1]	9,020	9,137
SAEL, Ltd. 7.80% 7/31/2031[1]	2,331	2,290
SAEL, Ltd. 7.80% 7/31/2031	486	477
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[2]	4,410	4,452
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[2]	4,697	4,851
SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[2]	200	200
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[2]	859	860
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	200	196
YPF Energia Electrica SA 7.875% 10/16/2032[1]	1,615	1,581
		86,111
Consumer discretionary 1.85%
Alibaba Group Holding, Ltd. 5.25% 5/26/2035[1]	1,400	1,409
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	200	140
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	200	163
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	1,500	1,495
Alibaba Group Holding, Ltd. 5.625% 11/26/2054[1]	490	488
Arcos Dorados BV 6.375% 1/29/2032[1]	7,455	7,627
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,650	1,475
GOHL Capital, Ltd. 4.25% 1/24/2027	1,200	1,181
Meituan 2.125% 10/28/2025	1,500	1,478
Meituan 2.125% 10/28/2025[1]	200	197
Meituan 3.05% 10/28/2030	700	637
Meituan 3.05% 10/28/2030[1]	250	227
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	850	847
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	700	697
Melco Resorts Finance, Ltd. 5.25% 4/26/2026	400	393
Melco Resorts Finance, Ltd. 5.625% 7/17/2027	700	687
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[1]	200	196
Melco Resorts Finance, Ltd. 5.75% 7/21/2028	1,805	1,737
Melco Resorts Finance, Ltd. 5.375% 12/4/2029	3,490	3,216
Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	2,250	2,074
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[1]	6,355	6,334
Melco Resorts Finance, Ltd. 7.625% 4/17/2032	300	299
American Funds Emerging Markets Bond Fund — Page 12 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM China Holdings, Ltd. 4.75% 2/1/2027	USD200	$196
MGM China Holdings, Ltd. 7.125% 6/26/2031	1,390	1,420
Sands China, Ltd. 5.125% 8/8/2025	500	500
Sands China, Ltd. 3.80% 1/8/2026	700	693
Sands China, Ltd. 2.30% 3/8/2027	300	284
Sands China, Ltd. 5.40% 8/8/2028	2,000	2,004
Sands China, Ltd. 4.375% 6/18/2030	3,100	2,941
Sands China, Ltd. 3.25% 8/8/2031[2]	3,381	2,932
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[1]	1,405	1,422
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	500	506
Studio City Finance, Ltd. 6.50% 1/15/2028	200	194
Studio City Finance, Ltd. 5.00% 1/15/2029	2,070	1,866
Wynn Macau, Ltd. 5.50% 10/1/2027	800	782
Wynn Macau, Ltd. 5.625% 8/26/2028	5,656	5,445
		54,182
Materials 1.51%
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,285	1,115
Braskem Idesa SAPI 7.45% 11/15/2029	2,659	2,159
Braskem Idesa SAPI 6.99% 2/20/2032	4,770	3,569
Braskem Idesa SAPI 6.99% 2/20/2032[1]	3,030	2,267
Braskem Netherlands Finance BV 4.50% 1/10/2028	764	715
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,700	1,712
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	1,005	1,012
Braskem Netherlands Finance BV 7.25% 2/13/2033	410	380
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	275	255
Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	1,620	1,552
CAP SA 3.90% 4/27/2031	200	164
CSN Inova Ventures 6.75% 1/28/2028	300	287
CSN Resources SA 8.875% 12/5/2030	1,150	1,135
CSN Resources SA 8.875% 12/5/2030[1]	1,100	1,086
CSN Resources SA 5.875% 4/8/2032[1]	1,610	1,308
Fresnillo PLC 4.25% 10/2/2050	2,300	1,682
Fresnillo PLC 4.25% 10/2/2050[1]	2,160	1,580
GC Treasury Center Co., Ltd. 2.98% 3/18/2031[1]	375	328
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	400	300
POSCO 5.75% 1/17/2028[1]	200	205
PT Freeport Indonesia 4.763% 4/14/2027	1,836	1,830
PT Freeport Indonesia 4.763% 4/14/2027[1]	364	363
PT Freeport Indonesia 6.20% 4/14/2052	600	583
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,539
PT Krakatau Posco 6.375% 6/11/2029	2,900	2,939
Sasol Financing USA, LLC 4.375% 9/18/2026	3,110	3,013
Sasol Financing USA, LLC 8.75% 5/3/2029[7]	3,885	3,916
Sasol Financing USA, LLC 5.50% 3/18/2031	5,350	4,503
Suzano Austria gmbh 3.125% 1/15/2032	600	511
Vale Overseas, Ltd. 6.40% 6/28/2054	240	237
		44,245
Industrials 1.28%
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	1,155	1,039
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041	575	431
Ambipar Lux SARL 10.875% 2/5/2033[1]	200	205
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	200	195
American Funds Emerging Markets Bond Fund — Page 13 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[1]	USD400	$407
CK Hutchison International (21), Ltd. 3.125% 4/15/2041[7]	200	148
Embraer Netherlands Finance BV 7.00% 7/28/2030[1]	400	429
Hidrovias International Finance SARL 4.95% 2/8/2031[1]	2,610	2,336
Hidrovias International Finance SARL 4.95% 2/8/2031	1,500	1,342
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	230
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	1,160	1,172
LATAM Airlines Group SA 7.875% 4/15/2030[1]	5,040	5,003
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	446	451
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	139	141
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[1]	807	757
Mexico City Airport Trust 4.25% 10/31/2026	2,100	2,063
Mexico City Airport Trust 5.50% 7/31/2047	2,000	1,651
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	2,400	2,399
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[1]	1,510	1,485
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	197
Movida Europe SA 7.85% 4/11/2029[1]	1,885	1,681
Movida Europe SA 7.85% 4/11/2029	1,630	1,454
OCP SA 3.75% 6/23/2031	2,000	1,778
OCP SA 6.75% 5/2/2034[1]	3,710	3,818
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[1]	2,162	1,539
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036	1,457	1,037
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	2,950	2,559
Transnet SOC, Ltd. 8.25% 2/6/2028	300	306
TSMC Arizona Corp. 3.125% 10/25/2041	200	157
TSMC Arizona Corp. 3.25% 10/25/2051	200	148
TSMC Arizona Corp. 4.50% 4/22/2052	400	373
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034[1]	610	617
		37,548
Consumer staples 0.80%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,755	1,776
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	2,509	2,241
Indofood CBP Sukses Makmur Tbk PT 3.541% 4/27/2032	2,600	2,313
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	400	320
InRetail Consumer 3.25% 3/22/2028[1]	2,730	2,584
InRetail Consumer 3.25% 3/22/2028	1,675	1,586
MARB BondCo PLC 3.95% 1/29/2031[1]	1,500	1,294
MARB BondCo PLC 3.95% 1/29/2031	1,440	1,243
Minerva Luxembourg SA 4.375% 3/18/2031[1]	400	350
Minerva Luxembourg SA 8.875% 9/13/2033	4,800	5,109
Minerva Luxembourg SA 8.875% 9/13/2033[1]	3,468	3,691
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028[1]	820	749
		23,256
Communication services 0.60%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN107,860	5,389
América Móvil, SAB de CV, 9.50% 1/27/2031	112,660	5,454
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD677	451
PLDT, Inc. 2.50% 1/23/2031	200	174
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	450
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	177
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	325
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,360	2,302
American Funds Emerging Markets Bond Fund — Page 14 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	USD900	$617
Tencent Holdings, Ltd. 3.84% 4/22/2051	2,600	1,978
Tencent Holdings, Ltd. 3.29% 6/3/2060	200	132
		17,449
Health care 0.33%
Biocon Biologics Global PLC 6.67% 10/9/2029[1]	8,885	8,354
Rede D’Or Finance SARL 4.50% 1/22/2030	1,485	1,385
		9,739
Information technology 0.16%
Lenovo Group, Ltd. 3.421% 11/2/2030	400	369
Lenovo Group, Ltd. 6.536% 7/27/2032	500	535
SK hynix, Inc. 1.50% 1/19/2026	600	585
SK hynix, Inc. 6.375% 1/17/2028[1]	200	208
SK hynix, Inc. 6.375% 1/17/2028	200	208
SK hynix, Inc. 2.375% 1/19/2031[1]	400	347
SK hynix, Inc. 6.50% 1/17/2033	1,500	1,612
TSMC Global, Ltd. 1.75% 4/23/2028	200	185
TSMC Global, Ltd. 1.375% 9/28/2030	200	169
TSMC Global, Ltd. 2.25% 4/23/2031[1]	400	351
		4,569
Real estate 0.11%
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	725	628
FibraSOMA 4.375% 7/22/2031[1]	1,430	1,172
FibraSOMA 4.375% 7/22/2031	996	816
Fideicomiso Fibra Uno 7.70% 1/23/2032[1]	500	516
		3,132
Total corporate bonds, notes & loans		529,780
U.S. Treasury bonds & notes 2.67% U.S. Treasury 2.67%
U.S. Treasury 4.50% 11/15/2025	4,200	4,209
U.S. Treasury 3.625% 5/31/2028	4,968	4,929
U.S. Treasury 4.625% 9/30/2028[9]	17,700	18,115
U.S. Treasury 4.125% 3/31/2032[9]	12,862	12,897
U.S. Treasury 4.125% 11/15/2032	3,500	3,506
U.S. Treasury 3.375% 5/15/2033[9]	2,593	2,456
U.S. Treasury 3.875% 8/15/2034	2,124	2,071
U.S. Treasury 4.25% 11/15/2034	3,500	3,510
U.S. Treasury 4.625% 2/15/2035	7,990	8,254
U.S. Treasury 4.75% 2/15/2045	1,965	2,001
U.S. Treasury 4.125% 8/15/2053[9]	6,733	6,204
U.S. Treasury 4.50% 11/15/2054[9]	10,100	9,950
		78,102
Federal agency bonds & notes 0.38%
Korea Development Bank 7.40% 1/25/2029	INR356,800	4,174
Korea Development Bank 7.25% 6/11/2029	330,100	3,856
Korea Electric Power Corp. 4.00% 6/14/2027[1]	USD200	198
Korea Electric Power Corp. 4.75% 2/13/2028[1]	1,100	1,106
Korea National Oil Corp. 4.625% 3/31/2028[1]	400	401
American Funds Emerging Markets Bond Fund — Page 15 of 23

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
Korea National Oil Corp. 4.875% 4/3/2028[1]		USD200	$202
Korea National Oil Corp. 4.75% 3/31/2030[1]		1,050	1,050
Korea National Oil Corp. 2.625% 4/18/2032		200	174
			11,161
Total bonds, notes & other debt instruments (cost: $2,720,875,000)			2,674,063
Common stocks 0.07% Energy 0.05%		Shares
FORESEA Holding SA, Class C, nonvoting shares		55,880	1,456
FORESEA Holding SA, Class B		6,208	162
			1,618
Utilities 0.02%
Light SA, units[10]		1,023,721	504
Total common stocks (cost: $1,540,000)			2,122
Short-term securities 8.66% Money market investments 7.30%
Capital Group Central Cash Fund 4.33%[11,12]		2,133,287	213,329
Bills & notes of governments & government agencies outside the U.S. 1.36%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 6/17/2025	25.730%	EGP105,225	1,980
Egypt (Arab Republic of) 9/9/2025	22.142	394,875	7,031
Egypt (Arab Republic of) 11/11/2025	20.307	212,000	3,635
Egypt (Arab Republic of) 1/6/2026	19.531	220,400	3,661
Egypt (Arab Republic of) 1/20/2026	20.527	156,100	2,574
Nigeria (Republic of) 11/4/2025	23.154	NGN1,500,000	850
Nigeria (Republic of) 1/13/2026	18.077	12,199,128	6,640
Nigeria (Republic of) 1/27/2026	18.910	14,883,800	8,039
Nigeria (Republic of) 2/3/2026	17.643	10,113,500	5,458
			39,868
Total short-term securities (cost: $253,909,000)			253,197
Total investment securities 100.17% (cost: $2,976,324,000)			2,929,382
Other assets less liabilities (0.17)%			(5,000)
Net assets 100.00%			$2,924,382
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	302	7/3/2025	USD62,566	$203
5 Year Euro-Bobl Futures	Short	429	6/10/2025	(54,640)	329
5 Year U.S. Treasury Note Futures	Long	908	7/3/2025	98,206	808
American Funds Emerging Markets Bond Fund — Page 16 of 23

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
10 Year Euro-Bund Futures	Short	535	6/10/2025	USD(74,528)	$495
10 Year U.S. Treasury Note Futures	Long	325	6/30/2025	36,146	391
10 Year Ultra U.S. Treasury Note Futures	Short	115	6/30/2025	(13,124)	(186)
20 Year U.S. Treasury Note Futures	Long	51	6/30/2025	5,981	1
30 Year Euro-Buxl Futures	Short	55	6/10/2025	(7,093)	84
30 Year Ultra U.S. Treasury Bond Futures	Long	71	6/30/2025	8,680	(38)
					$2,087
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
HUF	233,228	USD	611	Citibank	4/3/2025	$15
ZAR	3,904	USD	210	UBS AG	4/3/2025	3
HUF	8,612	USD	23	HSBC Bank	4/3/2025	— [13]
THB	432	USD	13	Standard Chartered Bank	4/3/2025	— [13]
USD	4,931	COP	20,453,770	Goldman Sachs	4/4/2025	43
EUR	4,100	USD	4,398	Standard Chartered Bank	4/4/2025	36
USD	834	KRW	1,200,000	JPMorgan Chase	4/4/2025	20
USD	962	CLP	906,698	Citibank	4/4/2025	7
MXN	16,280	USD	790	Morgan Stanley	4/4/2025	5
USD	747	PEN	2,729	Citibank	4/4/2025	5
BRL	4,300	USD	749	JPMorgan Chase	4/4/2025	3
CLP	680,132	USD	714	Morgan Stanley	4/4/2025	2
PEN	2,744	USD	745	UBS AG	4/4/2025	2
EUR	492	USD	533	JPMorgan Chase	4/4/2025	(1)
COP	1,087,759	USD	262	Citibank	4/4/2025	(2)
USD	717	MXN	14,818	JPMorgan Chase	4/4/2025	(7)
USD	4,634	EUR	4,300	Citibank	4/4/2025	(16)
USD	1,516	ZAR	28,251	Citibank	4/4/2025	(25)
USD	1,197	CZK	28,774	Citibank	4/4/2025	(49)
EUR	10,080	USD	10,997	Citibank	4/4/2025	(95)
USD	6,752	BRL	39,500	Standard Chartered Bank	4/4/2025	(164)
USD	41,081	BRL	235,711	JPMorgan Chase	4/4/2025	(187)
USD	66,971	EUR	63,570	Citibank	4/4/2025	(1,782)
PLN	5,736	USD	1,443	Citibank	4/7/2025	37
RON	5,697	USD	1,204	JPMorgan Chase	4/7/2025	33
RON	5,697	USD	1,209	JPMorgan Chase	4/7/2025	29
CZK	14,308	USD	606	JPMorgan Chase	4/7/2025	14
USD	1,211	COP	5,026,000	Citibank	4/7/2025	11
HUF	229,189	USD	608	Citibank	4/7/2025	7
CZK	28,526	USD	1,231	Citibank	4/7/2025	5
USD	1,808	RON	8,312	UBS AG	4/7/2025	3
CZK	28,517	USD	1,233	Citibank	4/7/2025	2
MXN	24,186	USD	1,181	Goldman Sachs	4/7/2025	— [13]
USD	1,450	PLN	5,625	Citibank	4/7/2025	(2)
CZK	14,259	USD	621	Citibank	4/7/2025	(3)
American Funds Emerging Markets Bond Fund — Page 17 of 23

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
PLN	6,234	USD	1,613	HSBC Bank	4/7/2025	$(4)
CLP	454,947	USD	486	Citibank	4/7/2025	(7)
COP	2,480,232	USD	602	Citibank	4/7/2025	(10)
USD	1,186	MXN	24,666	UBS AG	4/7/2025	(18)
COP	4,948,340	USD	1,201	BNP Paribas	4/7/2025	(19)
MYR	4,439	USD	996	JPMorgan Chase	4/9/2025	6
USD	3,296	PLN	12,700	Goldman Sachs	4/10/2025	18
CZK	176,300	USD	7,631	Citibank	4/10/2025	9
USD	501	ZAR	9,100	Citibank	4/10/2025	5
USD	29	CZK	659	Citibank	4/10/2025	— [13]
HUF	147,000	USD	398	Barclays Bank PLC	4/10/2025	(4)
ZAR	8,275	USD	455	Morgan Stanley	4/10/2025	(4)
MYR	8,850	USD	2,003	JPMorgan Chase	4/10/2025	(5)
ZAR	20,978	USD	1,153	BNP Paribas	4/10/2025	(10)
USD	962	TRY	37,638	Citibank	4/10/2025	(16)
CZK	150,000	USD	6,523	UBS AG	4/10/2025	(23)
PLN	25,534	USD	6,621	Goldman Sachs	4/10/2025	(30)
USD	4,904	TRY	193,700	Citibank	4/10/2025	(127)
TRY	255,901	USD	6,830	Citibank	4/10/2025	(183)
USD	7,211	EUR	6,645	Citibank	4/11/2025	22
USD	1,001	EUR	920	Citibank	4/11/2025	6
USD	717	EUR	660	Standard Chartered Bank	4/11/2025	3
EUR	920	USD	1,000	Standard Chartered Bank	4/11/2025	(4)
CZK	28,163	USD	1,226	Citibank	4/11/2025	(6)
USD	1,202	CLP	1,122,088	Citibank	4/14/2025	20
BRL	10,294	USD	1,795	Goldman Sachs	4/14/2025	4
USD	1,206	PLN	4,693	Standard Chartered Bank	4/14/2025	(5)
CLP	1,603,502	USD	1,705	Citibank	4/14/2025	(16)
CLP	684,816	USD	742	Citibank	4/14/2025	(21)
USD	1,209	BRL	7,106	Citibank	4/14/2025	(33)
USD	3,627	EUR	3,318	HSBC Bank	4/15/2025	37
USD	1,713	EUR	1,566	JPMorgan Chase	4/15/2025	19
USD	677	JPY	100,000	HSBC Bank	4/15/2025	9
ZAR	5,744	USD	312	Morgan Stanley	4/15/2025	1
CNH	9,520	USD	1,319	BNP Paribas	4/15/2025	(7)
HUF	559,935	USD	1,522	UBS AG	4/15/2025	(20)
TRY	166,296	USD	4,245	Citibank	4/16/2025	40
USD	452	TRY	18,000	Morgan Stanley	4/16/2025	(12)
USD	23,390	EUR	21,400	Standard Chartered Bank	4/17/2025	229
USD	17,486	ZAR	317,712	Barclays Bank PLC	4/17/2025	181
USD	512	ZAR	9,310	Citibank	4/17/2025	5
ZAR	53,602	USD	2,950	Barclays Bank PLC	4/17/2025	(31)
CNH	42,346	USD	5,868	UBS AG	4/17/2025	(32)
USD	16,520	IDR	272,915,000	Goldman Sachs	4/21/2025	154
CZK	75,650	USD	3,279	Morgan Stanley	4/22/2025	— [13]
HUF	1,210,000	USD	3,280	Goldman Sachs	4/22/2025	(35)
CZK	145,540	USD	6,357	Citibank	4/22/2025	(49)
USD	13,043	MYR	57,698	Standard Chartered Bank	4/23/2025	15
MYR	5,349	USD	1,205	JPMorgan Chase	4/23/2025	3
MYR	7,040	USD	1,591	JPMorgan Chase	4/23/2025	(1)
MYR	48,609	USD	10,987	JPMorgan Chase	4/23/2025	(11)
American Funds Emerging Markets Bond Fund — Page 18 of 23

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,788	MXN	36,000	Citibank	4/24/2025	$34
USD	1,222	PLN	4,709	Citibank	4/24/2025	7
USD	1,216	PLN	4,720	Citibank	4/24/2025	(2)
RON	7,724	USD	1,686	Citibank	4/24/2025	(9)
MXN	10,019	USD	498	Citibank	4/24/2025	(10)
HUF	224,982	USD	617	UBS AG	4/24/2025	(13)
THB	64,818	USD	1,933	Citibank	4/24/2025	(22)
HUF	1,100,000	USD	3,010	Morgan Stanley	4/24/2025	(61)
CZK	230,000	USD	10,045	JPMorgan Chase	4/24/2025	(76)
USD	6,549	ZAR	124,600	Standard Chartered Bank	4/24/2025	(234)
PLN	18,885	USD	4,863	Citibank	4/25/2025	9
CZK	243,780	USD	10,560	Citibank	4/25/2025	6
USD	1,410	EUR	1,300	Morgan Stanley	4/25/2025	3
USD	1,413	CZK	32,623	Citibank	4/25/2025	(1)
USD	1,211	CNH	8,790	Citibank	4/25/2025	(1)
USD	477	PLN	1,853	Citibank	4/25/2025	(1)
CNH	17,466	USD	2,413	UBS AG	4/25/2025	(5)
HUF	255,050	EUR	637	Citibank	4/25/2025	(5)
THB	528,711	USD	15,666	JPMorgan Chase	4/25/2025	(73)
HUF	2,785,646	USD	7,551	Citibank	4/25/2025	(83)
USD	24,911	EUR	22,968	JPMorgan Chase	4/28/2025	38
CZK	27,971	USD	1,208	Barclays Bank PLC	4/28/2025	5
BRL	105	USD	18	JPMorgan Chase	4/28/2025	— [13]
USD	213	BRL	1,227	JPMorgan Chase	4/28/2025	(1)
USD	1,201	PLN	4,684	Goldman Sachs	4/28/2025	(7)
CLP	572,536	USD	620	Citibank	4/28/2025	(17)
EUR	12,200	USD	13,197	Goldman Sachs	4/29/2025	15
USD	3,697	IDR	60,000,000	BNP Paribas	4/30/2025	100
IDR	60,000,000	USD	3,624	HSBC Bank	4/30/2025	(27)
USD	1,560	MXN	32,002	UBS AG	5/2/2025	3
CZK	14,422	USD	627	UBS AG	5/7/2025	(2)
RON	8,918	USD	1,941	Citibank	5/7/2025	(5)
USD	22,286	EUR	20,611	BNP Paribas	5/7/2025	(46)
THB	143,480	USD	4,222	UBS AG	5/19/2025	13
USD	3,555	COP	14,925,000	Citibank	6/4/2025	18
USD	1,245	COP	5,206,000	Citibank	6/4/2025	11
TRY	49,450	USD	1,069	Goldman Sachs	6/30/2025	97
ZAR	30,460	USD	1,647	BNP Paribas	12/11/2025	(23)
						$(2,373)
American Funds Emerging Markets Bond Fund — Page 19 of 23

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN20,400	$(11)	$—	$(11)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK117,590	(13)	—	(13)
8.9595%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2028	MXN16,500	26	—	26
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN11,980	53	—	53
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK68,840	(10)	—	(10)
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN31,650	47	—	47
						$92	$—	$92
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
15.72%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL8,475	$31	$—	$31
14.24%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	3,420	(3)	—	(3)
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	12,530	(28)	—	(28)
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	10,441	(158)	—	(158)
10.8325%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	15,000	(191)	—	(191)
							$(349)	$—	$(349)
Investments in affiliates12

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 7.30%
Money market investments 7.30%
Capital Group Central Cash Fund 4.33%[11]	$83,394	$329,192	$199,229	$(8)	$(20)	$213,329	$1,435
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/5/2023-11/20/2024	$3,896	$3,916	0.13%
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	200	203	0.01
Total		$4,096	$4,119	0.14%

American Funds Emerging Markets Bond Fund — Page 20 of 23

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $275,607,000, which represented 9.42% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,119,000, which represented 0.14% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,008,000, which represented 0.27% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.
[11]	Rate represents the seven-day yield at 3/31/2025.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds Emerging Markets Bond Fund — Page 21 of 23

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $263,688,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $372,860,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $41,975,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$2,055,020	$—	$2,055,020
Corporate bonds, notes & loans	—	529,577	203	529,780
U.S. Treasury bonds & notes	—	78,102	—	78,102
Federal agency bonds & notes	—	11,161	—	11,161
Common stocks	—	2,122	—	2,122
Short-term securities	213,329	39,868	—	253,197
Total	$213,329	$2,715,850	$203	$2,929,382

American Funds Emerging Markets Bond Fund — Page 22 of 23

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,311	$—	$—	$2,311
Unrealized appreciation on open forward currency contracts	—	1,427	—	1,427
Unrealized appreciation on centrally cleared interest rate swaps	—	126	—	126
Unrealized appreciation on bilateral interest rate swaps	—	31	—	31
Liabilities:
Unrealized depreciation on futures contracts	(224)	—	—	(224)
Unrealized depreciation on open forward currency contracts	—	(3,800)	—	(3,800)
Unrealized depreciation on bilateral interest rate swaps	—	(380)	—	(380)
Unrealized depreciation on centrally cleared interest rate swaps	—	(34)	—	(34)
Total	$2,087	$(2,630)	$—	$(543)
*
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
F-TIIE = Funding Equilibrium Interbank Interest Rate
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits

NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
RON = Romanian leu
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-114-0525
American Funds Emerging Markets Bond Fund — Page 23 of 23